Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Profit (loss) for the period	$ 21,106,751	$ (30,539,942)
Items not involving cash:
Finance expense	1,774	2,855
Share-based compensation	2,052,346
Depreciation	2,102	3,481
Loss from revaluation of settlement agreement	971,687
Change in benefits to employees	8,731	5,163
Shares issued for services		3,070,752
Shares issued pursuant to a settlement agreement		546,122
Loss (gain) from revaluation of warrants	(30,389,592)	24,000,387
Unrealized foreign exchange loss (gain)	645,718	(132,259)
Changes in non-cash working capital items:
Accounts receivables	(55,204)	(147,718)
Trade payables and accrued liabilities	(253,675)	12,962
Deferred revenue	(54,434)	(110,228)
Prepaid expenses	(120,309)	(77,363)
Related parties	188,123	(147,148)
Net cash used in operating activities	(5,895,982)	(3,512,936)
Investing activities:
Purchase of property and equipment	(1,290)
Net cash used in investing activities	(1,290)
Financing activities:
Share repurchase	(127,785)
Proceeds from public offering, net	20,734,691	7,772,608
Repayment of long-term loan	(30,184)	(23,284)
Receipt of loans	81,057
Net cash provided by financing activities	20,657,779	7,749,324
Net Increase in cash	14,760,507	4,236,388
Effect of foreign exchange rate changes on cash	(706,430)	131,556
Cash at beginning of period	4,617,034	3,113,934
Cash at end of period	18,671,111	7,481,878
Supplemental disclosure of cash flow information
Cash paid during the period for interest	$ 1,774	$ 2,717